Income Taxes - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Change in valuation allowance	$ 36.7	$ (0.5)
Income tax benefit	3.6
Operating loss carryforwards for domestic operations	$ 144.7	$ 3.0	$ 0.9